Intangible Leases and Goodwill Future Amortization (FY) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
2018	$ (9,801)
2019	(8,959)
2020	(8,389)
2021	(7,644)
2022	(6,925)
Management Contracts
Acquired Finite-Lived Intangible Assets [Line Items]
2018	11,600
2019	11,600
2020	11,600
2021	11,600
2022	8,700
Acquired In-Place Leases
Acquired Finite-Lived Intangible Assets [Line Items]
2018	35,572
2019	30,270
2020	24,794
2021	20,086
2022	16,778
Acquired Above-market Leases
Acquired Finite-Lived Intangible Assets [Line Items]
2018	5,883
2019	5,145
2020	4,583
2021	3,715
2022	$ 2,761